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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -----------

 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104

Form 13F File Number: 28 - 14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John C. Walker
Title: Managing Member
Phone: (415) 772-1907

Signature, Place, and Date of Signing:

  [/s/] John C. Walker        San Francisco, California       August 15, 2011
------------------------   ------------------------------   --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

================================================================================

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total:   $161,964
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------  --------   ---------  --------  ------------------  ----------  --------  ---------------------
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS       CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGER    SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
Alliance Data Systems Corp.      Com      018581108    23518    250000  SH             Sole               250000
Bridgepoint Education Inc.       Com      10807M105     8905    356200  SH             Sole               356200
Cadence Design System Inc.       Com      127387108    16569   1569000  SH             Sole              1569000
Capella Education Co.            Com      139594105     4708    112500  SH             Sole               112500
Cash Store Finl Svcs Inc.        Com      14756F103    15556   1171323  SH             Sole              1171323
Coinstar Inc.                    Com      19259P300    24543    450000  SH             Sole               450000
Electronics for Imaging          Com      286082102    10148    589288  SH             Sole               589288
Equinix Inc.                     Com      29444U502    16668    165000  SH             Sole               165000
GSI Group, Inc.                  Com      36191C205      473     39252  SH             Sole                39252
SAIC Inc.                        Com      78390X101     6139    365000  SH             Sole               365000
Sykes Enterprises, Inc.          Com      871237103     9150    425000  SH             Sole               425000
Teletech Holdings Inc.           Com      879939106    10540    500000  SH             Sole               500000
Valassis Communications, Inc.    Com      918866104    15047    496598  SH             Sole               496598

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